PREPAYMENTS AND DEPOSITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Prepayments And Deposits
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS

	As of June 30, 2021	As of December 31, 2020
Receivables from sales distributors	$32,820	$35,302
Deposits to suppliers	273,109	261,068
Subtotal	305,929	296,370
Less: Provision for doubtful accounts	(121,622)	-
Total	$184,307	$296,370

	As of December 31, 2020	As of December 31, 2019
Prepaid expenses	$-	$2,641
Receivables from sales distributors	35,302	-
Deposits to suppliers	261,068	266,552
Total	$296,370	$269,193

SCHEDULE OF CHANGES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS

Movements of allowance for doubtful accounts are as follows:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021	For the Year End December, 31, 2020

Beginning balance	$-	$-	$-
Addition	121,686	121,686	-
Write off	-	-	-
Exchange rate effect	(64)	(64)	-
Ending balance	$121,622	$121,622	$-